Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended									12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended			12 Months Ended							1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2013 Performance Share Plan 2012 And 2013	Dec. 31, 2013 Performance Share Plan 2012 And 2013 Maximum	Mar. 31, 2012 Performance Share Plan 2012	Mar. 31, 2011 Performance Share Plan 2012	Mar. 31, 2012 Performance Share Plan 2012 Minimum	Mar. 31, 2011 Performance Share Plan 2012 Minimum	Mar. 31, 2012 Performance Share Plan 2012 Maximum	Mar. 31, 2011 Performance Share Plan 2012 Maximum	Apr. 30, 2013 Performance Share Plan Twenty Thirteen	Apr. 30, 2013 Performance Share Plan Twenty Thirteen Minimum	Apr. 30, 2013 Performance Share Plan Twenty Thirteen Maximum	Dec. 31, 2013 Stock Options Granted Prior 2006 Age	Dec. 31, 2013 Stock Options Granted Prior 2006 Minimum	Dec. 31, 2013 Stock Options Granted Prior 2006 Maximum	Jul. 01, 2013 Unvested Stock Awards Replacement Awards NetSpend Holdings Inc	Dec. 31, 2013 Unvested Restricted Awards	Jul. 18, 2013 Unvested Restricted Awards Retention Shares NetSpend Holdings Inc	Jul. 18, 2013 Unvested Restricted Awards Retention Shares NetSpend Holdings Inc Minimum Certain key Employees	Jul. 18, 2013 Unvested Restricted Awards Retention Shares NetSpend Holdings Inc Maximum Certain key Employees	Jul. 01, 2013 Performance Share Plan Replacement Awards NetSpend Holdings Inc	Jul. 18, 2013 Performance Share Plan 2013 NetSpend Retention Performance Shares NetSpend Holdings Inc	Jul. 18, 2013 Performance Share Plan 2013 NetSpend Retention Performance Shares NetSpend Holdings Inc Minimum	Jul. 18, 2013 Performance Share Plan 2013 NetSpend Retention Performance Shares NetSpend Holdings Inc Maximum	Dec. 31, 2013 Stock Options		Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options		Dec. 31, 2013 Stock Options Maximum	Jul. 01, 2013 Stock Options Replacement Awards NetSpend Holdings Inc	Jul. 01, 2013 Stock Options Replacement Awards NetSpend Holdings Inc Minimum	Jul. 01, 2013 Stock Options Replacement Awards NetSpend Holdings Inc Maximum	Dec. 31, 2013 Stock Options Granted During Or After 2006	Dec. 31, 2013 Stock Options Granted During Or After 2006 Minimum Age	Dec. 31, 2013 Stock Options Granted During Or After 2006 Maximum Age	Dec. 31, 2013 Omnibus Stock Incentive Plan, Twenty Twelve	Dec. 31, 2013 Omnibus Stock Incentive Plan 2007	Dec. 31, 2013 2002 Long Term Incentive Plan	Dec. 31, 2013 Long Term Incentive Plan 2000	Dec. 31, 2013 Stock options granted during 2010 Installment	Dec. 31, 2013 Stock options granted since 2011 Installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option																	2 years	3 years																				3 years
Expiration period of employee stock option																10 years																		10 years				10 years							10 years	10 years
Years of age																50																							62	65
Years of service																	15 years																						15 years
Number of equal annual installments of stock options exercisable																																													3	3
Options vesting upon retirement description																																														For employees who retire during the first 18 months of the options term, the options vest on a pro-rata basis based upon the number of months employed during the year of retirement. If the employee retires after the 18-month period, vesting is accelerated upon retirement. When an employee meets the requirements for retirement eligibility after the 18-month period but before the final vesting period, the employee is fully vested in the options at that time. Employees not retirement eligible who terminate employment only received the shares for the full vesting periods completed.
Percentage of fair market value of common stock in exercise price																												100.00%
Aggregate number of shares granted to participants pursuant to awards																																									17,000,000	5,000,000	9,400,000	2,400,000
Share-based compensation	$ 28,933,000	$ 18,621,000	$ 16,477,000
Shares of common stock issued				2,017,865															870,361		212,694			87,356	225,000										1,060,148
Value of awards issued																			21,500,000		5,500,000														13,700,000
Award vesting period																						4 years	2 years													7 months	45 months
Unrecognized compensation cost related to non vested share-based compensation arrangements					$ 13,900,000															$ 30,800,000								$ 6,100,000
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period																				2 years 2 months 12 days								1 year 4 months 24 days
Percentage of performance shares grant expected to vest							200.00%					200.00%	200.00%											100.00%	100.00%
Performance shares grant expected vesting Period									2012	2011	2014	2013		2013	2015											2013	2015
Authorized shares of nonvested stock to key executives							241,095	263,292					237,679
Percentage of performance shares grant vested								153.00%
Unrecognized compensation cost related to nonvested share-based compensation arrangements, recognition period						2015
Average fair value of option grant	$ 9.48	$ 5.27	$ 5.78																									$ 9.48		$ 5.27		$ 5.78			$ 12.93
Exercise price	$ 17.42	$ 22.95	$ 17.61																									$ 17.42	[1]	$ 22.95	[1]	$ 17.61	[1]		$ 11.68
Risk-free interest rate	1.31%	1.69%	2.96%																																1.31%
Expected volatility	26.81%	24.11%	29.98%																																29.22%
Expected term	6 years	7 years 10 months 24 days	8 years 6 months																																4 years 8 months 12 days
Dividend yield	1.64%	1.75%	1.59%																																1.63%

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.